STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

October 17, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 96 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard Enhanced Opportunities Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(a)(2) under the 1933 Act on July 17, 2014.

The New Portfolio’s investment objective is to seek current income and long-term capital appreciation. The New Portfolio seeks to achieve its investment objective over a full market cycle through a hedged strategy investing primarily in convertible fixed income and preferred securities (including those rated below investment grade (‘‘junk’’)). The strategy utilizes a relative return approach, focusing on securities convertible into equity securities that are considered to have low volatility, with a small/mid cap tilt. The New Portfolio also will utilize selective strategy level and position level hedges, primarily through short selling and derivatives, to seek to minimize macro risk (equity and credit) and interest rate risk. The New Portfolio’s management team utilizes bottom up fundamental credit, equity and quantitative analysis in conjunction with top down macroeconomic analysis to identify individual securities believed to offer compelling value versus comparable risk return.

The features of the New Portfolio’s Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc:	Janna Manes

October 17, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc.
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary